LONGTERM OBLIGATIONS	12 Months Ended
Dec. 31, 2020
LONGTERM OBLIGATIONS
NOTE 7. - LONG-TERM OBLIGATIONS

NOTE 7. - LONG-TERM OBLIGATIONS

Notes Payable – Other consist of:

	December 31,
	2020	2019
2016 note payable, 6%, unsecured, due December 31, 2021 (A)	$500,000	$500,000
Convertible note payable, 6%, due January 1, 2020 (B)	0	264,000
Note payable, 10%, secured, due January 1, 2018 (C)	265,000	265,000
Convertible term note payable, 12%, secured, due August 31, 2018 (D)	175,000	175,000
Term note payable - PBGC, 6%, secured (E)	246,000	246,000
2020 note payable, 6%, unsecured, due August 24, 2024 (F)	166,473	0
Convertible term note payable, 7%, secured (G)	100,000	0
Convertible notes payable, 6%, due January 1, 2024 (H)	9,000	9,000
Accrued interest due after 2021(I)	7,296	0
	1,468,769	1,459,000
Less: deferred financing costs	6,555	13,110
	1,462,214	1,445,890
Less: current maturities	1,004,445	950,000
	$457,769	$495,890

(A)

2016 note payable, 6%, unsecured, due December 31, 2021 - On March 14, 2016, the Company entered into an unsecured financing agreement with a third-party lender. Borrowings bear interest at 6% with interest payments due quarterly. Principal is due on December 31, 2021. Principal and interest may become immediately due and payable upon the occurrence of customary events of default. In consideration for providing the financing, the Company paid the lender a fee of 2,500,000 shares of its common stock valued at $37,500. These deferred financing costs are recorded as a reduction of the principal owed and are amortized over the life of the debt. As of December 31, 2020, the balance was $493,445 (2019 - $486,890), representing principal outstanding less issuance costs of $6,555 (2019-$13,110). The lender has piggy back registration rights for these shares. The Company’s Chief Executive Officer agreed to guarantee the loan obligations if he is no longer an “affiliate” of the Company as defined by Securities and Exchange Commission rules.

(B)

Convertible note payable, 6%, due January 1, 2020 - This note has the same terms as item (C) of Note 6 except it matured on January 1, 2020. This note was paid off as part of the transaction noted in item (F) of this note.

(C)

Note payable, 10%, secured, due January 1, 2018 - During the years ended December 31, 2004 and 2003, the Company issued secured notes payable aggregating $265,000. These borrowings bear interest at 10% and were due, as modified on January 1, 2018. This note has not been further extended. The notes are secured by a first lien on accounts receivable that are not otherwise used by the Company as collateral for other borrowings and by a second lien on accounts receivable.

(D)

Convertible term note payable, 12%, secured, due August 31, 2018 - The Company entered into a secured loan agreement during 2008 for working capital. The loan bears interest at 12%, which is payable monthly and was due, as modified on August 31, 2018 for an aggregate of $175,000. During 2009, the note was modified for its conversion into common shares at $.25 per share, which was the closing price of the Company’s common stock on the date of the modification. The note is secured by a subordinate lien on all assets of the Company.

(E)

Term note payable - PBGC, 6%, secured - On October 17, 2011, in accordance with of the Settlement Agreement dated September 6, 2011 (the “Settlement Agreement”), the Company issued a secured promissory note in favor of the Pension Benefit Guaranty Corporation (the “PBGC”) for $300,000 bearing interest at 6% per annum due in scheduled quarterly payments over a seven-year period with a balloon payment of $219,000 due on September 15, 2018.

(F)

2020 note payable, 6%, unsecured, due August 24, 2024 - The Company entered into a Promissory Note agreement dated August 24, 2020 with a third-party Lender. The Note represents the negotiated amount owed to the Lender after a payment in the amount of $550,000 was made to settle previous notes and interest held by the Lender See Note 6 and item (B) of this note. The principal amount of the new note is $166,473. This note becomes due on August 24, 2024.

(G)

Convertible term note payable, 7%, secured, due January 1, 2024 - The note bears interest at the rate of 7% per annum, payable monthly, and is secured by a subordinate lien on all the Company’s assets. The note's principal is convertible at the option of the holder into shares of the Company’s common stock at $.10 per share, which was the price of the Company's common stock on the closing date of the agreement.

(H)

Convertible notes payable, 6%, due January 1, 2024 - The Company has a note payable to a former related party in the amount of $9,000. The note’s maturity was extended to January 1, 2024 from January 1, 2021. In consideration for this extension, the Company agreed to issue the borrower 25,000 options with a 3-year term to purchase common stock of Infinite Group Inc. exercisable at $0.10 (ten cents) per share. Principal and accrued interest are convertible at the option of the holder into shares of common stock at $.05 per share. The note bears interest at 6.00% at December 31, 2020. The rate is adjusted annually, on January 1st of each year, to the prime rate in effect on December 31st of the immediately preceding year, plus one and one quarter percent, and in no event, shall the interest rate be less than 6% per annum. The rate effective as of January 1, 2021 was 6.00%.

(I)

Accrued interest due after 2021 – The accrued interest for items(H) above is not due until the due date of the respective loan. The amount of accrued interest for item (H) at December 31, 2020 is $7,296.

Notes Payable - Related Parties

Notes payable - related parties consist of:

	December 31,
	2020	2019
Note payable, up to $500,000, 7.5%, due August 31, 2026 (A)	$250,000	$200,000
2020 Note payable, 6%, due January 1, 2024 (B)	328,000	0
Convertible notes payable, 6% (C)	146,300	146,300
Note payable, $400,000 line of credit, 8.35%, unsecured (D)	0	366,635
Convertible note payable, 7%, due June 30, 2023 (E)	25,000	25,000
Note payable, $100,000 line of credit, 6%, unsecured (F)	90,000	90,000
Note payable, $75,000 line of credit, 6%, unsecured (G)	70,000	70,000
Accrued interest due after 2021(H)	106,520	0
	1,015,820	897,935
Less current maturities	0	512,935
	$1,015,820	$385,000
(A)

Note payable of up to $500,000, 7.5%, due August 31, 2026 - On May 7, 2019, the Company entered into a note payable agreement for up to $500,000 with a related party. The note has an interest rate of 7.5% and is due on August 31, 2026. The Company borrowed $200,000 during the year ended December 31, 2019 and $50,000 during the year ended December 31, 2020, which remains outstanding.

(B)

Note payable, 6%, due January 1, 2024 - On December 30, 2020, the Company entered into a promissory note agreement with a member of its Board. The interest payments are due quarterly starting on April 1, 2021. Principal payments of $100,000 are to be made on January 1, 2022 and January 1, 2023 and a balloon payment of $128,000 on January 1, 2024. This note replaced the note in (D) below.

(C)

Convertible notes payable, 6% - The Company has a note payable to a related party of $146,300 maturing on January 1, 2024. This note’s maturity date was extended from January 1, 2020. Principal and accrued interest are convertible at the option of the holder into shares of common stock at $.05 per share, subject to certain limitations. The notes bear interest at 6.00% at December 31, 2020. The rate is adjusted annually, on January 1st of each year, to the prime rate in effect on December 31st of the immediately preceding year, plus one and one quarter percent, and in no event, shall the interest rate be less than 6% per annum. The rate effective as of January 1, 2021 was 6.00%.

The Company executed collateral security agreements with the note holders providing for a subordinate security interest in all the Company’s assets. Generally, upon notice, prior to the note maturity date, the Company can prepay all or a portion of the outstanding notes.

(D)

Note payable, $400,000 line of credit, 8.35%, unsecured - On December 1, 2014, the Company entered into an unsecured line of credit financing agreement with a member of its Board. The LOC Agreement provides for working capital of up to $400,000 through January 1, 2020. This line of credit agreement was cancelled and replaced by the note payable noted in item (B) of this note.

(E)

Convertible note payable, 7%, due June 30, 2023 - On February 12, 2015, the Company borrowed $25,000 from a Company officer. The note is unsecured and matured on March 31, 2018 with principal convertible at the option of the holder into shares of common stock at $.10 per share. In 2021, the Company officer extended the due date to June 30, 2023.

(F)

Note payable, $100,000 line of credit, 6%, unsecured - On July 18, 2017, the Company entered into an unsecured line of credit financing agreement with an officer and member of its Board. The LOC Agreement provides for working capital of up to $100,000 with interest at 6% due quarterly through July 1, 2022. In consideration for providing the financing, the lender was granted an option to purchase 400,000 shares of common stock at $.04 per share. The option expires on July 17, 2022.

(G)

Note payable, $75,000 line of credit, 6%, unsecured - On September 21, 2017, the Company entered into an unsecured line of credit financing agreement with a related party. The LOC Agreement provides for working capital of up to $75,000 with interest at 6% due quarterly through January 2, 2023. In consideration for providing the financing, the lender was granted an option to purchase 400,000 shares of common stock at $.04 per share. The option expires on January 2, 2023.

(H)	Accrued interest due after 2021 – The accrued interest for item (C) and (E) above is not due until the due date of the loan.

Long-Term Obligations

As of December 31, 2020, minimum future annual payments of long-term obligations and amortization of deferred financing costs are as follows:

	Annual	Annual
	Payments	Amortization	Net
Due Prior to 2021	$673,500	$0	$673,500
2021	500,000	6,555	493,445
2022	190,000	0	190,000
2023	205,500	0	205,500
2024	828,089	0	828,089
2025	0	0	0
2026	250,000	0	250,000
Total long-term obligations	$2,647,089	$6,555	$2,640,534